Property, plant and equipment, net - Depreciation expense (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Property, plant and equipment, net
Depreciation expense	¥ 11,215	$ 1,741	¥ 11,111	¥ 21,955	$ 3,407	¥ 22,312